Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
As of 31 March 2025
USD’000
Maturity analysis
Year 1	473
Year 2	473
Year 3	473
Year 4	473
Less: Future interest expense	(211)
1,681

Analyzed as:
Current	382
Non-current	1,299
1,681

Schedule of Movements of Lease Liabilities

The movements of lease liabilities during the financial period are as follows:

	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
As at 1 April	218	—
Interest charged for the year	9	116
Additions	—	2,043
Exchange differences	(16)	(1)
Payments of:
- Principal	(202)	(361)
- Interest expense	(9)	(116)
As at 31 March	—	1,681

Schedule of Expenses Relating to Leases of Low-Value Assets and Short-Term Leases

Expenses relating to leases of low-value assets and short-term leases (included in other expenses) are as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Rental expenses on:
Equipment	1	2	2
Premises	179	200	58
Total	180	202	60